FAIR VALUE MEASUREMENTS (Details 1) - $ / shares		3 Months Ended	12 Months Ended
	Aug. 13, 2021	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 9.75	$ 0.69	$ 1.31
Risk free rate	0.51%	4.12%	4.32%
Volatility	25.00%	92.00%	94.00%
Dividend yield	0.00%	0.00%	0.00%
Post Combination Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 0.69	$ 1.31
Risk free rate		4.78%	4.64%
Volatility		101.10%	101.10%
Dividend yield		0.00%	0.00%
Post Combination Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price		$ 12.50	$ 12.50
Post Combination Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price		17.50	17.50
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		0.69	1.31
Exercise price		$ 11.50	$ 11.50
Risk free rate		3.66%	4.02%
Volatility		84.20%	58.50%
Dividend yield		0.00%	0.00%